Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ 50,264	$ 40,396	$ 56,946	$ 11,721
Fuel and natural gas in storage	(7,951)	(9,420)	3,059	10,061
Supplies and consumables inventory	(13,164)	(2,944)	(20,958)	(4,921)
Income taxes recoverable	(1,270)	7,623	(1,889)	6,801
Prepaid expenses	3,104	1,138	(7,344)	(5,468)
Accounts payable	7,833	18,429	(63,337)	(10,108)
Accrued liabilities	(4,472)	(44,475)	(40,039)	(54,969)
Current income tax liability	(2,379)	(5,657)	1,716	694
Asset retirements and environmental obligations	(127)	(322)	(699)	(1,422)
Net regulatory assets and liabilities	20,731	2,007	15,916	8,124
Changes in non-cash operating items	$ 52,569	$ 6,775	$ (56,629)	$ (39,487)